Background information of business and organization	12 Months Ended
Dec. 31, 2014
Background information of business and organization [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012 and September 25, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. and Henan Wanzhong Real Estate Co., Ltd., subsidiaries of the Company, were liquidated, respectively. On October 18, 2013, Kunshan Xinyuan Real Estate Co., Ltd. (“Kunshan Xinyuan”) acquired a 100% equity interest in Jiangsu Jiajing Real Estate Co., Ltd. On January 27, 2014, Xinyuan (China) Real Estate, Ltd. acquired a 100% equity interest in Sanya Beida Science and Technology Park Industrial Development Co., Ltd. (“Sanya Beida”). On April 11, 2014, Kunshan Xinyuan acquired a 100% equity interest in Shanghai Junxin Real Estate Co., Ltd. (Shanghai Junxin). The Sanya Beida and Shanghai Junxin acquisitions were accounted for as asset acquisitions. Pursuant to the Share Transfer Agreement entered into by Kunshan Xinyuan and CITIC Trust Co., Ltd. (“CITIC”) on May 27, 2014, 49% of the equity interest in Shanghai Junxin was transferred to CITIC. Pursuant to the Share Transfer Agreement entered into by Shandong Xinyuan and Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. (“Ping'an”) on June 24, 2014, 5% of the equity interest in Jinan Wanzhuo was transferred to Ping'an. Pursuant to the Share Transfer Agreement entered into by Xinyuan (China) Real Estate, Ltd. and Shenzhen Lianxin Investment Management Co., Ltd. (“Lianxin”) on September 15, 2014, 25% of the equity interest in Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. (“Changsha Wanzhuo”) was transferred to Lianxin. In December 2014, the Group expanded its business into the Malaysia residential real estate market through acquisition of 100% equity interest in XIN Eco Marine Group Properties Sdn Bhd (formerly named EMG Group Properties Sdn Bhd) (see Note 9).

As of December 31, 2014, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000	*	100%	Investment holding company

AWAN Plasma Sdn Bhd **	Malaysia April 16, 2007	MYR	33,577	*	100%	Real estate development

XIN Eco Marine Group Properties Sdn Bhd **	Malaysia July 9, 2014	MYR	33,217	*	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000	*	100%	Sales of construction material

Zhengzhou Jiasheng Real Estate Co., Ltd	PRC December 2, 2013	US$	60,000	*	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000	*	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997		200,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd. (“Shandong Xinyuan”)	PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	PRC May 26, 2004	2,000	100%	Dormant

Henan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Henan Wanzhuo”)	PRC December 29, 2011	20,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	PRC November 24, 2006	200,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	50,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 09, 2009	200,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	900,000	100%	Real estate development

Beijing Heju Construction Material Co., Ltd.	PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	PRC June 13, 2005	10,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	30,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC September 20, 2012	200,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	150,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	PRC February 17, 2013	200,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	10,000	100%	Culture and Media services

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	200,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	100,000	100%	Dormant

Zhengzhou Shengdao Real Estate Co., Ltd.	PRC October 14, 2013	20,000	100%	Real estate development

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	10,000	100%	Property decoration services

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	100,000	100%	Dormant

Sanya Beida Science and Technology Park Industrial Development Co., Ltd. ***	The PRC January 10, 2014	200,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	50,000	100%	Real estate development

Kunming Huaxia Xinyuan Real Estate Co., Ltd.	PRC May 27, 2014	100,000	80%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	20,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	202,000	100%	E-commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	20,000	90%	Real estate development

Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	100,000	100%	Real estate development

Xi'an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	3,000	100%	Property management services

Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	10,000	100%	Real estate brokerage
VIEs:
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”)	PRC December 4, 2013	300,000	95%	Real estate development

Shanghai Junxin Real Estate Co., Ltd (“Shanghai Junxin”)	PRC January 16, 2014	5,000	51%	Real estate development

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. (“Changsha Wanzhuo”)	PRC April 3, 2014	100,000	75%	Real estate development

*	Expressed in US$'000, HK$'000 or MYR '000
**	Acquired on December 29, 2014
***	Acquired on January 27, 2014

Equity holdings remained unchanged throughout the year ended December 31, 2014, except Jinan Wanzhuo, Shanghai Junxin and Changsha Wanzhuo (see note 2(a)).